Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	76,137	62,637